SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS
NOTE 8 - SUBSEQUENT EVENTS

After December 31, 2025, Boston Scientific Corporation's common stock experienced a significant decline in market value which affected the value of the Plan's Company Stock Fund. While plan assets invested in Company Stock have significantly decreased in value, this is a non-recognized subsequent event; accordingly, no changes were made to the accompanying financial statements.